Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial position income taxes

Income taxes
	12.31.2025		12.31.2024
	Assets	Liabilities	Assets	Liabilities
Income taxes	1,023	1,868	730	1,930
Deferred income taxes	1,015	6,354	922	1,470
	2,038	8,222	1,652	3,400

Schedule of income taxes recoverable

	2025	2024	2023
Net income (loss) before income taxes	26,795	11,142	35,396
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(9,110)	(3,787)	(12,036)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,364	1,319	1,329
Different jurisdictional tax rates for companies abroad	1,361	969	579
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(523)	(502)	(530)
Tax incentives	228	101	303
Effects of the global minimum tax (note 18.1.4)	(220)	(91)	-
Internal transfer prices adjustments for operations between related parties abroad (2)	(88)	(92)	-
Tax loss carryforwards (unrecognized tax losses)	(35)	93	23
Enrollment in the tax settlement program (3)	-	(145)	-
Post-employment benefits (4)	(400)	(1,280)	(348)
Results of equity-accounted investments	(18)	(233)	(88)
Non-incidence of income taxes on indexation (Selic interest rate) of undue paid taxes	101	113	54
Others	265	(2)	313
Income taxes	(7,075)	(3,537)	(10,401)
Deferred income taxes	(783)	4,046	(876)
Current income taxes	(6,292)	(7,583)	(9,525)
Effective tax rate of income taxes	26.4%	31.7%	29.4%
(1) Relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(2) Law 14,596/23 effective as of January 1, 2024.
(3) Arises from non-deductible expenses with fines related to the enrollment to the tax settlement program. For more information, see note 17.3.
(4) Includes Uncertain tax treatments (see note 18.1).

18.1.1.	Current income taxes

Income taxes recoverable

	Current assets		Non-current assets		Total
	12.31.2025	12.31.2024	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Taxes in Brazil	653	405	365	319	1,018	724
Taxes abroad	5	6	−	−	5	6
Total	658	411	365	319	1,023	730

Schedule of income taxes recoverable

	Current assets		Non-current assets		Total
	12.31.2025	12.31.2024	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Taxes in Brazil	653	405	365	319	1,018	724
Taxes abroad	5	6	−	−	5	6
Total	658	411	365	319	1,023	730

Schedule of income taxes payable

	Current liabilities		Non-current liabilities		Total
	12.31.2025	12.31.2024	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Taxes in Brazil
Income taxes (1)	785	698	392	330	1,177	1,028
Income taxes - Tax settlement programs	59	49	184	200	243	249
	844	747	576	530	1,420	1,277
Taxes abroad (1)	448	653	−	−	448	653
Total	1,292	1,400	576	530	1,868	1,930
(1) Includes uncertain tax treatments (see note 18.1.3).

Schedule of changes in the deferred income taxes

	2025	2024
Opening balance	(548)	(9,945)
Recognized in the statement of income for the period	(783)	4,046
Recognized in shareholders’ equity	(3,247)	3,920
Translation adjustment	(360)	1,439
Use of tax loss carryforwards	(418)	(6)
Others	17	(2)
Closing balance	(5,339)	(548)
Deferred tax on profit - Assets	1,015	922
Deferred tax on profit - Liabilities	(6,354)	(1,470)

Schedule of composition of deferred tax assets and liabilities

Nature	Realization basis	12.31.2025	12.31.2024
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(6,471)	(6,286)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	4,454	3,462
PP&E - Right-of-use assets	Depreciation, amortization and write-offs of assets	(12,596)	(8,518)
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(19,066)	(16,043)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	(665)	2,636
Leasings	Appropriation of the considerations	14,322	10,829
Provision for decommissioning costs	Payments and use of provisions	9,957	9,118
Provision for legal proceedings	Payments and use of provisions	1,053	818
Tax loss carryforwards	Taxable income compensation	720	976
Inventories	Sales, write-downs and losses	453	424
Employee Benefits	Payments and use of provisions	1,586	1,191
Others		914	845
Total		(5,339)	(548)

Schedule of recovery reversal of net deferred tax assets and liabilities

	Assets	Liabilities
2026	157	(1,384)
2027	53	(804)
2028	73	127
2029	83	811
2030	76	1,203
2031 and thereafter	573	6,401
Recognized deferred tax assets	1,015	6,354

Schedule of tax loss carryforwards

		Assets
	12.31.2025	12.31.2024
Brazil	40	4
Abroad	473	635
Unrecognized deferred tax assets	513	639

Schedule of unrecognized deferred tax assets

	2027-2029	2030-2032	2033-2035	2036-2038	Undefined expiration	Total
Unrecognized deferred tax assets	15	22	266	110	60	473

Schedule of other taxes

	Current assets		Non-current assets
	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Taxes in Brazil
Current PIS and COFINS	255	755	1,291	1,004
Non-Current PIS and COFINS	354	288	1,461	1,040
PIS and COFINS - unconstitutionality of the extended calculation basis	−	−	661	590
Current ICMS (VAT)	320	161	515	435
Non-current ICMS (VAT)	369	301	229	164
Others	28	44	20	25
	1,326	1,549	4,177	3,258
Taxes abroad	42	6	−	24
Total	1,368	1,555	4,177	3,282

Schedule of production taxes and other taxes payable

	Current liabilities		Non-current liabilities (1)
	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Taxes in Brazil
Production taxes	1,400	1,509	56	87
Current ICMS (VAT)	1,291	916	−	−
Current / Non-current PIS and COFINS	445	373	178	134
Withholding income taxes	329	294	−	−
CIDE	333	169	90	80
	3,798	3,261	324	301
Taxes abroad	12	23	−	−
Total	3,810	3,284	324	301
(1) Other non-current taxes are classified within other non-current liabilities in the statement of financial position.

Schedule of effects tax transaction in the statement of income

Jan-Dec/2024
Other taxes	669
Net finance income (expense)	2,050
Income taxes	(789)
Total effect on the statement of income	1,930